FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2019
FAIR VALUE MEASUREMENTS
Schedule of liabilities measured at fair value on a recurring basis

Liabilities measured at fair value on a recurring basis as of June 30, 2018 and 2019 are stated below:

June 30, 2018
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$—	$—	$412	$412
Total liabilities measured at fair value on a recurring basis	$—	$—	$412	$412

June 30, 2019
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$—	$—	$758	$758
Total liabilities measured at fair value on a recurring basis	$—	$—	$758	$758

(i)	The derivative financial liability represents the fair value of the non-conversion compensation feature (note 14). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2019 are shown in the following table.

Fair value measurements as of June
30, 2019 using significant
unobservable inputs
(Level 3)
Non-conversion compensation feature
related to the Convertible Bond

Balance as at June 30, 2018	$412
Change in fair-value (included within other income, net)	346
Balance as of June 30, 2019	$758

Schedule of assets measured at fair value on a nonrecurring basis

Assets measured at fair value on a nonrecurring basis as of June 30, 2018 and 2019 are stated below:

	June 30, 2018
	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Intangible asset (i)	$—	$—	$1,752	$1,752

Total assets measured at fair value on a non-recurring basis	$—	$—	$1,752	$1,752

(i)	Upon the acquisition of 100% of Hollysys Industrial Software in July 2017, the Company recognized $2,071 patents and copyrights based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate.

June 30, 2019
	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Retained equity interest in a former subsidiary (Hollysys Intelligent) (i)	—	—	4,110	4,110
Goodwill (ii)	—	—	—	—

Total assets measured at fair value on a non-recurring basis	$—	$—	$4,110	$4,110

(i)	The retained equity interest in Hollysys Intelligent was measured at fair value using the discounted cash flow method which involves significant unobservable inputs such as terminal growth rate and discount rate (note 11).
(ii)	As of June 30, 2019, the Company’s goodwill of nil was related to the acquisition of Concord Group. The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord Group. The Company is ultimately responsible for the fair value of the goodwill recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include the amount and timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach which was determined to be nil. As a result, the Company recorded a goodwill impairment charge of $11,623 (Note 10).